Taxes (Details) - Schedule of Statutory Rate to Company’s Effective Tax Rate (Parentheticals)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Statutory Rate to Company’s Effective Tax Rate [Abstract]
Computed applicable tax rates	(25.00%)	(25.00%)	(25.00%)